Supplier finance arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Supplier Finance Arrangements [Abstract]
Summary of Carrying Amount of Liabilities Under Supplier Finance Arrangement

	December 31, 2025		December 31, 2024
Recognized in debt (See Note 14)	Ps.	1,119,196	Ps.	684,755

Summary of Liabilities Under Supplier Finance Arrangements of Which Supplier Received Payment From Finance Provider

	December 31, 2025		December 31, 2024
Recognized in debt (See Note 14)	Ps.	1,119,196	Ps.	684,755

Summary of Ranges of Payment Due Dates

The ranges of payment due dates are:

	2025	2024
Liabilities under supplier finance arrangement	45 - 75	45 - 75
Comparable trade payables that are not part of the supplier finance arrangement	45 - 60	45 - 60